Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

10.    Income Taxes

The Group is subject to income tax in several jurisdictions of which only Rumble Canada Inc. is subject to Canadian taxes. Rumble Inc.’s combined statutory tax rate is 21.0% (2021 — 12.2%).

The difference between the tax calculated on income before income tax according to the statutory tax rate and the amount of the income tax included in the income tax expense is reconciled as follows:

	2022	2021
Loss before income taxes	$(11,619,422)	$(13,541,416)
Statutory income tax rate	21.0%	12.2%
Income tax recovery at statutory income tax rate	(2,440,079)	(1,652,053)
Non-deductible expenses	245,566	659
Share-based compensation	—	172,566
Change in the fair value of warrant liability	(4,412,205)	—
Change in the fair value of option liability	—	392,143
Difference in jurisdictional tax rates	(1,549,371)	—
Tax restructuring	693,725	—
Other	(165,724)	(963,566)
Change in valuation allowance	7,412,660	1,922,367
	$(215,428)	$(127,884)

Current tax (recovery) expense	$(215,428)	$575
Deferred tax (recovery) expense	$—	$(128,459)
	2022	2021
Deferred Tax Assets (Liabilities)
Loss carryforwards	$17,125,566	$1,986,440
Tangible assets	271,227	—
Intangible assets	(1,306,605)	—
Share-based compensation	398,881	—
Other	161,452	(8,969)
Deferred tax assets	16,650,521	1,977,471
Valuation allowance	(16,650,521)	(1,977,471)
Net deferred tax assets/(liability)	$—	$—

The Company has assessed the realizability of the net deferred tax assets by considering the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. In making such a determination, the Company considered future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent results of operations. A significant piece of objective negative evidence evaluated was the cumulative tax loss incurred by the Company over the three year period ended December 31, 2022. Such objective evidence limits the ability to consider other subjective evidence, such as projections for future growth. After consideration of all these factors, the Company has recorded a full valuation allowance against the net deferred tax assets.

As at December 31, 2022, a valuation allowance has been taken against the net deferred tax assets of $16,650,521 (2021 — $1,977,471). The initial recognition of a component of this deferred tax asset was recorded against additional paid-in capital on the consolidated balance sheets as the deferred tax asset is related to certain costs associated with the reverse recapitalization which were recorded in additional paid-in capital but deductible in the year for tax purposes. The following table summarizes changes to the Company’s valuation allowance for the year ended December 31, 2022.

2022
Balance, beginning of year	$(1,977,471)
Transaction costs, reverse recapitalization	(7,260,390)
Change in valuation allowance	(7,412,660)
Balance, end of year	$(16,650,521)

Deferred taxes have not been recorded on the basis differences for investments in consolidated subsidiaries as these basis differences are indefinitely reinvested or will reverse in a non-taxable manner. Quantification of the deferred income tax liability, if any, associated with indefinitely reinvested basis differences is not practicable.

As at December 31, 2022, the Company has US federal and state losses carried forward of $47,341,455 (December 31, 2021 — $4,668,142) and Canadian federal and provincial non-capital loss carryforwards of $25,468,713 (December 31, 2021 — $3,206,361). The US federal losses can be carried forward indefinitely, generally, the state losses can be carried forward 20 years. The Canadian non-capital losses carried forward expire between 2039 and 2042.

2039	$83,738
2041	4,487,358
2042	20,897,617
Indefinite	47,341,455

Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership as defined under U.S. IRC Section 382, and similar state provisions. An “ownership change” is generally defined as a cumulative change in the ownership interest of significant stockholders of more than 50 percentage points over a three-year period. The Company experienced ownership change during 2021. Such ownership change could result in a limitation of the Company’s ability to reduce future income by net operating loss carryforwards. A formal Section 382 study has not been prepared, so the exact effects of the ownership change are not known at this time.

The Company operates in a number of tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain.

The Company recognizes the effects of uncertain tax positions in the consolidated financial statements after determining that it is more-likely-than-not the uncertain tax positions will be sustained. As of December 31, 2022, the Company has not recorded any uncertain tax positions, as well as any accrued interest and penalties on the consolidated balance sheets. During the year ended December 31, 2022, the Company did not record any interest and penalties in the consolidated statements of comprehensive loss.